SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenues	$ 326,382	$ 282,987
Cost of sales	(199,493)	(206,055)	[1]
Depletion and amortization	(21,577)	(19,706)
Impairment reversals	4,088
Mine operating costs	(216,982)	(225,761)
Gross profit	109,400	57,226
Capital expenditures	30,619	22,619
Total assets	445,771	374,025
Total liabilities	(266,713)	(242,678)
Silver	173,157	150,061
Zinc	207,632	189,823
Lead	18,874	20,307
Copper	9,450	32,787
Illapa joint operation 55% interest	(58,511)	(66,863)
Intercompany transactions
Provisional pricing adjustments	17,370	11,905
Smelting and refining costs	(41,590)	(55,033)
Sales to external customers	326,382	282,987
Bolivar [member]
IfrsStatementLineItems [Line Items]
Revenues	71,616	84,160
Cost of sales	(37,244)	(53,089)
Depletion and amortization	(10,255)	(11,122)
Impairment reversals	9,084
Mine operating costs	(38,415)	(64,211)
Gross profit	33,201	19,949
Capital expenditures	11,184	7,309
Total assets	138,287	119,275
Total liabilities	(56,573)	(47,244)
Silver	36,960	44,525
Zinc	34,689	45,036
Lead	1,536	2,782
Copper
Illapa joint operation 55% interest
Intercompany transactions	647	1,088
Provisional pricing adjustments	2,273	1,650
Smelting and refining costs	(4,489)	(10,921)
Sales to external customers	71,616	84,160
Porco [member]
IfrsStatementLineItems [Line Items]
Revenues	36,500	40,168
Cost of sales	(23,937)	(34,134)
Depletion and amortization	(6,108)	(3,385)
Impairment reversals
Mine operating costs	(30,045)	(37,519)
Gross profit	6,455	2,649
Capital expenditures	1,887	3,756
Total assets	88,393	72,971
Total liabilities	(39,876)	(31,169)
Silver	11,344	13,477
Zinc	24,727	27,943
Lead	993	1,500
Copper
Illapa joint operation 55% interest
Intercompany transactions	1,086	1,670
Provisional pricing adjustments	1,173	1,619
Smelting and refining costs	(2,823)	(6,041)
Sales to external customers	36,500	40,168
Caballo blanco group [member]
IfrsStatementLineItems [Line Items]
Revenues	79,196	68,239
Cost of sales	(31,103)	(46,117)
Depletion and amortization	(6,972)	(7,191)
Impairment reversals
Mine operating costs	(38,075)	(53,308)
Gross profit	41,121	14,931
Capital expenditures	5,097	6,588
Total assets	136,936	92,386
Total liabilities	(133,428)	(7,985)
Silver	35,503	26,105
Zinc	39,170	42,754
Lead	3,726	4,398
Copper
Illapa joint operation 55% interest
Intercompany transactions	2,489	2,366
Provisional pricing adjustments	2,680	1,979
Smelting and refining costs	(4,372)	(9,363)
Sales to external customers	79,196	68,239
San lucas group [member]
IfrsStatementLineItems [Line Items]
Revenues	99,364	80,719
Cost of sales	(77,288)	(70,232)
Depletion and amortization	(1,988)	(888)
Impairment reversals
Mine operating costs	(79,276)	(71,120)
Gross profit	20,088	9,599
Capital expenditures	3,895	2,683
Total assets	74,026	89,962
Total liabilities	(4,405)	(96,666)
Silver	37,595	25,237
Zinc	65,974	60,148
Lead	4,060	2,934
Copper
Illapa joint operation 55% interest
Intercompany transactions
Provisional pricing adjustments	(514)	(636)
Smelting and refining costs	(7,751)	(6,964)
Sales to external customers	99,364	80,719
Zimapan [member]
IfrsStatementLineItems [Line Items]
Revenues	102,439	81,688
Cost of sales	(67,767)	(55,094)
Depletion and amortization	(7,727)	(7,684)
Impairment reversals
Mine operating costs	(75,494)	(62,778)
Gross profit	26,945	18,910
Capital expenditures	15,602	9,642
Total assets	66,534	59,878
Total liabilities	(42,714)	(40,292)
Silver	51,755	40,717
Zinc	43,072	13,942
Lead	8,559	8,693
Copper	9,450	32,787
Illapa joint operation 55% interest
Intercompany transactions
Provisional pricing adjustments	11,758	7,293
Smelting and refining costs	(22,155)	(21,744)
Sales to external customers	102,439	81,688
Corporate and other [member]
IfrsStatementLineItems [Line Items]
Revenues
Cost of sales
Depletion and amortization
Impairment reversals
Mine operating costs
Gross profit
Capital expenditures
Total assets	26,687	16,582
Total liabilities	(20,502)	(45,039)
Silver
Zinc
Lead
Copper
Illapa joint operation 55% interest
Intercompany transactions
Provisional pricing adjustments
Smelting and refining costs
Sales to external customers
Illapa joint operation eliminations [member]
IfrsStatementLineItems [Line Items]
Revenues	(58,511)	(66,863)
Cost of sales	33,624	47,487
Depletion and amortization	11,473	10,564
Impairment reversals	(4,996)
Mine operating costs	40,101	58,051
Gross profit	(18,410)	(8,812)
Capital expenditures	(7,046)	(7,359)
Total assets	(85,092)	(77,029)
Total liabilities	30,785	25,717
Silver
Zinc
Lead
Copper
Illapa joint operation 55% interest	(58,511)	(66,863)
Intercompany transactions
Provisional pricing adjustments
Smelting and refining costs
Sales to external customers	(58,511)	(66,863)
Inter-company eliminations [member]
IfrsStatementLineItems [Line Items]
Revenues	(4,222)	(5,124)
Cost of sales	4,222	5,124
Depletion and amortization
Impairment reversals
Mine operating costs	4,222	5,124
Gross profit
Capital expenditures
Total assets
Total liabilities
Silver
Zinc
Lead
Copper
Illapa joint operation 55% interest
Intercompany transactions	(4,222)	(5,124)
Provisional pricing adjustments
Smelting and refining costs
Sales to external customers	$ (4,222)	$ (5,124)

[1]	Mine royalty expense relates to the mining royalty due to the Bolivian government as a result of mining operations at the Sinchi Wayra and Illapa businesses.